Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Inventory [Line Items]
Inventories provision	$ 1,090	$ 15	$ 261